Income tax - Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Abstract]
Average statutory tax rate	27.00%	27.00%
Income (loss) before income taxes	$ 57,376	$ (167,928)
Expected income tax expense (recovery)	15,492	(45,341)
Increase in income tax expense (recovery) resulting from:
Share of net (income) loss related to joint venture	(15,974)	34,091
Fair value adjustment and accretion on redeemable preferences shares	(2,099)	9,480
Share-based payments	176	483
Withholding taxes	0	292
Other	145	(46)
True-up prior year balances	261	0
Effect of differences in tax rate in foreign jurisdictions	8	8
Change in unrecognized tax assets	1,984	1,033
Foreign exchange and other	7	0
Income tax expense	$ 0	$ 0